Note 20 - Business Segments - Segment Revenues (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenues	¥ 176,050,649	¥ 157,789,059	¥ 140,648,008
Intersegment Eliminations [Member]
Revenues	(350,155)	(387,178)	(383,058)
Network Service and Systems Integration Business [Member]
Revenues	172,370,120	154,126,156	137,142,188
Network Service and Systems Integration Business [Member] | Customers [Member]
Revenues	172,019,965	153,738,978	136,759,130
Network Service and Systems Integration Business [Member] | Intersegment [Member]
Revenues	350,155	387,178	383,058
ATM Operation Business [Member]
Revenues	4,030,684	4,050,081	3,888,878
ATM Operation Business [Member] | Customers [Member]
Revenues	4,030,684	4,050,081	3,888,878
ATM Operation Business [Member] | Intersegment [Member]
Revenues